Financial Instruments - Timing Associated with Remaining Contractual Payments Relating to Financial Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Non-derivative financial liabilities
Accounts payable and accrued liabilities	$ 12,272	$ 13,458
Non-Derivative Financial Instrument [Member]
Non-derivative financial liabilities
Accounts payable and accrued liabilities	12,272
Performance share units	13,759
Financial liabilities and contractual commitments, undiscounted cash flows	26,031
Non-Derivative Financial Instrument [Member] | 2024 [member]
Non-derivative financial liabilities
Accounts payable and accrued liabilities	12,272
Performance share units	0
Financial liabilities and contractual commitments, undiscounted cash flows	12,272
Non-Derivative Financial Instrument [Member] | 2025 - 2026 [member]
Non-derivative financial liabilities
Performance share units	13,036
Financial liabilities and contractual commitments, undiscounted cash flows	13,036
Non-Derivative Financial Instrument [Member] | 2027 - 2028 [member]
Non-derivative financial liabilities
Performance share units	723
Financial liabilities and contractual commitments, undiscounted cash flows	$ 723